Commitments (Details) - Employment Agreements [Member]	Jun. 15, 2015 USD ($)
Mr. David M. Aichele [Member]
Term	2 years
Base Salary	$ 136,000
Eligible Bonus % of Base Salary	50.00%
Severance Period	6 months
Mr. Mark Boomgarden [Member]
Term	2 years
Base Salary	$ 136,000
Eligible Bonus % of Base Salary	50.00%
Severance Period	6 months
Cindy C. Payne [Member]
Term	2 years
Base Salary	$ 145,000
Eligible Bonus % of Base Salary	50.00%
Severance Period	6 months